Annual Fund Operating Expenses - Class ACIS - DWS Managed Municipal Bond Fund	Oct. 01, 2021
Class A
Operating Expenses:
Management fee	0.33%
Distribution/service (12b-1) fees	0.24%
Other expenses	0.19%
Total annual fund operating expenses	0.76%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.76%
Class C
Operating Expenses:
Management fee	0.33%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.22%
Total annual fund operating expenses	1.55%
Fee waiver/expense reimbursement	0.02%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.53%
INST Class
Operating Expenses:
Management fee	0.33%
Distribution/service (12b-1) fees	none
Other expenses	0.21%
Total annual fund operating expenses	0.54%
Fee waiver/expense reimbursement	0.01%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.53%
Class S
Operating Expenses:
Management fee	0.33%
Distribution/service (12b-1) fees	none
Other expenses	0.28%
Total annual fund operating expenses	0.61%
Fee waiver/expense reimbursement	0.08%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.53%